Supplement to the
Fidelity® High Yield Factor ETF and Fidelity® Preferred Securities & Income ETF
December 30, 2022
Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of Fidelity® High Yield Factor ETF.
Effective January 1, 2024, the following information supplements information for Fidelity® High Yield Factor ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements information for Fidelity® Preferred Securities & Income ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Rick Gandhi (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jared Beckerman is Co-Portfolio Manager of Fidelity® High Yield Factor ETF, which he has managed since 2024.  He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.
Rick Gandhi is Co-Portfolio Manager of Fidelity® Preferred Securities & Income ETF, which he has managed since 2024.  He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Gandhi has worked as a research analyst and portfolio manager.
HIE-PSTK-1123-101 1.9910129.101	November 9, 2023
Supplement to the
Fidelity® Sustainable High Yield ETF
December 30, 2022
Prospectus

Effective January 1, 2024, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jared Beckerman is Co-Portfolio Manager of Fidelity® Sustainable High Yield ETF, which he has managed since 2024.  He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.
SHY-PSTK-1123-100 1.9911178.100	November 9, 2023